Investments in Securities - Additional Information (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrealized losses on available for sale debt securities	$ 879	$ 838	$ 48
AOCI Attributable to Parent [Member]
Unrealized losses on available for sale debt securities	$ 811	476
Unrealized gain (loss) on available for sale debt securities		$ (476)	$ 22